Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Supplement [Text Block]	jnlst_SupplementTextBlock
Supplement Dated January 23, 2014
To The Summary Prospectus Dated April 29, 2013

Supplement Dated January 23, 2014
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective January 21, 2014, in the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled "Principal Investment Strategies" please delete the table entitled "Non-Traditional Asset Classes and Strategies" in its entirety and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate
Listed Private Equity
Long/Short
Market Neutral
Commodities Broad Basket
Absolute Return
Managed Futures
Infrastructure
Natural Resources
Convertible Arbitrage
Merger Arbitrage
Currency
Precious Metals
Global Long/Short Credit
Global Macro
Risk Parity
Covered Call Writing

JNL INSTITUTIONAL ALT 20 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
Supplement Dated January 23, 2014
To The Summary Prospectus Dated April 29, 2013

Supplement Dated January 23, 2014
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective January 21, 2014, in the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled "Principal Investment Strategies" please delete the table entitled "Non-Traditional Asset Classes and Strategies" in its entirety and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate
Listed Private Equity
Long/Short
Market Neutral
Commodities Broad Basket
Absolute Return
Managed Futures
Infrastructure
Natural Resources
Convertible Arbitrage
Merger Arbitrage
Currency
Precious Metals
Global Long/Short Credit
Global Macro
Risk Parity
Covered Call Writing

JNL INSTITUTIONAL ALT 35 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
Supplement Dated January 23, 2014
To The Summary Prospectus Dated April 29, 2013

Supplement Dated January 23, 2014
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective January 21, 2014, in the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled "Principal Investment Strategies" please delete the table entitled "Non-Traditional Asset Classes and Strategies" in its entirety and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate
Listed Private Equity
Long/Short
Market Neutral
Commodities Broad Basket
Absolute Return
Managed Futures
Infrastructure
Natural Resources
Convertible Arbitrage
Merger Arbitrage
Currency
Precious Metals
Global Long/Short Credit
Global Macro
Risk Parity
Covered Call Writing

JNL INSTITUTIONAL ALT 50 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
Supplement Dated January 23, 2014
To The Summary Prospectus Dated April 29, 2013

Supplement Dated January 23, 2014
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective January 21, 2014, in the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled "Principal Investment Strategies" please delete the table entitled "Non-Traditional Asset Classes and Strategies" in its entirety and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate
Listed Private Equity
Long/Short
Market Neutral
Commodities Broad Basket
Absolute Return
Managed Futures
Infrastructure
Natural Resources
Convertible Arbitrage
Merger Arbitrage
Currency
Precious Metals
Global Long/Short Credit
Global Macro
Risk Parity
Covered Call Writing

JNL INSTITUTIONAL ALT 65 FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jnlst_SupplementTextBlock
Supplement Dated January 23, 2014
To The Summary Prospectus Dated April 29, 2013

Supplement Dated January 23, 2014
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective January 21, 2014, in the summary prospectus for the JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, and JNL Institutional Alt 65 Fund, in the section entitled "Principal Investment Strategies" please delete the table entitled "Non-Traditional Asset Classes and Strategies" in its entirety and replace it with the following:

Non-Traditional Asset Classes and Strategies

Global Real Estate
Listed Private Equity
Long/Short
Market Neutral
Commodities Broad Basket
Absolute Return
Managed Futures
Infrastructure
Natural Resources
Convertible Arbitrage
Merger Arbitrage
Currency
Precious Metals
Global Long/Short Credit
Global Macro
Risk Parity
Covered Call Writing